Future minimum non-cancelable lease payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future minimum non-cancellable lease payments
2013, Operating Leases	$ 1,774
2014, Operating Leases	1,844
2015, Operating Leases	1,917
2016, Operating Leases	1,020
Total minimum lease payments, Operating Leases	6,555
2013, Mendel Sub-Lease	(1,133)
2014, Mendel Sub-Lease	(1,167)
2015, Mendel Sub-Lease	(1,201)
2016, Mendel Sub-Lease	(640)
Total minimum lease payments, Mendel Sub-Lease	(4,141)
2013, Net Operating Lease Payments	641
2014, Net Operating Lease Payments	677
2015, Net Operating Lease Payments	716
2016, Net Operating Lease Payments	380
Total minimum lease payments, Net Operating Lease Payments	$ 2,414